Document And Entity Information	May 16, 2025
Document Information [Line Items]
Entity, Registrant Name	MIND Technology, Inc.
Document, Type	8-K
Document, Period End Date	May 16, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-13490
Entity, Tax Identification Number	76-0210849
Entity, Address, Address Line One	2002 Timberloch Place
Entity, Address, Address Line Two	Suite 550
Entity, Address, City or Town	The Woodlands
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	353-4475
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MIND
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000926423